MIDWAY GAMES INC.
2704 West Roscoe Street
Chicago, Illinois 60618
773.961.2850 fax 773.961.2299

March 14, 2005

VIA EDGAR
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

  Re:
  Midway Games Inc.
  Form 10-K for year ended December 31, 2004
  File No. 1-12367

Ladies and Gentlemen:

        On behalf of Midway Games Inc., I am transmitting for filing, under the Securities Exchange Act of 1934, our Annual Report on Form 10-K for the fiscal year ended December 31, 2004.

        The report does not reflect a change from the preceding year in any accounting principles or practices or in the method of applying any such principles or practices.

Very truly yours,
/s/ Deborah K. Fulton Deborah K. Fulton Senior Vice President, Secretary and General Counsel